Capital management and fair values of financial instruments - Additional information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 08, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Resources from non-controlling interest, including capital increase					R$ 5,478,926	R$ 31,629	R$ 45,000
Other assets [Member] | Level 3 | Inter Seguros
Disclosure of detailed information about financial instruments [line items]
Ownership interest sold	40.00%
Resources from non-controlling interest, including capital increase		R$ 45,000	R$ 45,000	R$ 45,000	R$ 45,000